Contingent Earn-out Awards - Narrative (Details) $ / shares in Units, $ in Millions	Feb. 01, 2022 shares	Jan. 18, 2022 event shares	Jul. 22, 2021 USD ($) Day tranche $ / shares shares
Reverse Recapitalization [Line Items]
Earn-out (in shares)			23,460,000
Number of tranches of earn-out shares | tranche			6
Earn-out share release, number of trading days above trigger price | Day			10
Earn-out share release, number of consecutive trading days in trigger period | Day			30
Equity earn-out period start, number of days after Closing | Day			180
Estimated fair value of total earn-out shares at Closing | $			$ 294.8
Contingent earn-out liability | $			$ 231.6
Subsequent Event
Reverse Recapitalization [Line Items]
Earn-outshares	21,500,000	23,460,000
Number of earnout triggers | event		6
Weighted Average Share Price in Excess of $13.00
Reverse Recapitalization [Line Items]
Earn-out (in shares)			3,910,000
Earn-out period stock price trigger (in dollars per share) | $ / shares			$ 13.00
Weighted Average Share Price in Excess of $15.50
Reverse Recapitalization [Line Items]
Earn-out (in shares)			3,910,000
Earn-out period stock price trigger (in dollars per share) | $ / shares			$ 15.50
Weighted Average Share Price in Excess of $18.00
Reverse Recapitalization [Line Items]
Earn-out (in shares)			3,910,000
Earn-out period stock price trigger (in dollars per share) | $ / shares			$ 18.00
Weighted Average Share Price in Excess of $20.50
Reverse Recapitalization [Line Items]
Earn-out (in shares)			3,910,000
Earn-out period stock price trigger (in dollars per share) | $ / shares			$ 20.50
Weighted Average Share Price in Excess of $23.00
Reverse Recapitalization [Line Items]
Earn-out (in shares)			3,910,000
Earn-out period stock price trigger (in dollars per share) | $ / shares			$ 23.00
Weighted Average Share Price in Excess of $25.50
Reverse Recapitalization [Line Items]
Earn-out (in shares)			3,910,000
Earn-out period stock price trigger (in dollars per share) | $ / shares			$ 25.50